EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Computation of Basic and Diluted Earnings Per Share

Earnings per share for the years ended December 31, 2011, 2012 and 2013 were calculated as follows:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Numerator for basic and diluted earnings (loss) per share:
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	67,917	(5,458)	23,827	3,936

Denominator for basic and diluted earnings (loss) per share:
Number of ordinary shares outstanding, opening	58,937,912	58,937,912	58,937,912	58,937,912
Weighted average number of ordinary shares issued on September 23, 2013 (6,200,000 shares)	-	-	1,613,698	1,613,698
Weighted average number of ordinary shares outstanding	58,937,912	58,937,912	60,551,610	60,551,610

Basic and diluted earnings (loss) per share	1.15	(0.09)	0.39	0.06